Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, carried at fair value	$ 3,065	$ 2,512
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	5,714	3,295
Loans held for sale	279	0
Loans	1,604	2,266
Other assets, carried at fair value	934	877
Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	191	243
Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,413	2,023
Level 1 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans		0
Other assets, carried at fair value	0	0
Level 1 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	4,667	2,197
Loans held for sale	279	0
Loans	1,597	2,261
Other assets, carried at fair value	280	417
Level 2 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	191	243
Level 2 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,406	2,018
Level 3 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,047	1,098
Loans held for sale	0	0
Loans	7	5
Other assets, carried at fair value	654	460
Level 3 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 3 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 7	$ 5